Sep-17-03 03:42pm From- T-993 P.002/002 F-249

Paras Madho
*Manager*
*Securities Operations*

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert M/S

**NYSE**

03027987

1-12803

SEP 19 2003

September 17, 2003

PROCESSED
SEP 23 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, URSTADT BIDDLE PROPERTIES INC., Series C Senior Cumulative Preferred Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 17, 2003. Tentative listing date – September 19, 2003.

Sincerely,